Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	$ 106,291	$ 78,470
Other comprehensive (loss) income before reclassifications	36	845
Less amounts reclassified from accumulated other comprehensive income (loss)	(10)	218
Period change	46	627
Balance, end of period	118,105	106,291
Net unrealized (losses) gains on securities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	(161)	(2)
Other comprehensive (loss) income before reclassifications	(134)	116
Less amounts reclassified from accumulated other comprehensive income (loss)	40	275
Period change	(174)	(159)
Balance, end of period	(335)	(161)
Adjustments related to defined benefit plan
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	(391)	(448)
Other comprehensive (loss) income before reclassifications	0	0
Less amounts reclassified from accumulated other comprehensive income (loss)	(50)	(57)
Period change	50	57
Balance, end of period	(341)	(391)
Net unrealized gains from cash flow hedges:
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	712	(17)
Other comprehensive (loss) income before reclassifications	170	729
Less amounts reclassified from accumulated other comprehensive income (loss)	0	0
Period change	170	729
Balance, end of period	882	712
Accumulated other comprehensive income (loss)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	160	(467)
Period change	46	627
Balance, end of period	$ 206	$ 160